CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 22.3	$ 23.7
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001
Redeemable ordinary shares, shares issued		20,070,375
Redeemable ordinary shares, shares outstanding		20,070,375
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	7,000,000,000	7,000,000,000
Ordinary shares, shares issued	4,161,175,592	4,160,675,592
Ordinary shares, shares outstanding	4,161,175,592	4,160,675,592